Other payables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Other Payables

	12.31.2020	12.31.2019
Provisions related to payroll (i)	96.8	58.4
Other accounts payable (ii)	55.9	54.0
Mutual with jointly controlled operation	25.2	—
Non-controlling purchase options (Note 13)	22.2	—
Commission payable	18.8	11.3
Contractual obligations (iii)	16.2	6.7
Provision for employee profit sharing	15.7	20.9
Insurance	13.3	7.1
Long-term incentive (iv)	7.9	16.4
Brazilian air force	3.3	0.4
Accounts payable of acquisitions (deferred consideration)	3.0	—

	278.3	175.2

Current portion	245.7	162.5
Non-current portion	32.6	12.7

(i)
Refers to personnel obligations and their respective charges recorded in the financial statements. Obligations related to the Commercial Aviation were recorded and disclosed as liabilities held for sale (Note 5) as of December 31, 2019.

(ii)
Represents a provision for expenses already incurred as of the date of the consolidated financial statements and for which payments are made during the following month. Expenses related to the Commercial Aviation were recorded and disclosed as liabilities held for sale (Note 5) as of December 31, 2019.

(iii)	Represents the recorded amounts regarding maintenance costs of aircraft leased through operating leases and contractually agreed commitments under sales of new aircraft.
(iv)	Refers to the share-based payment program granted to certain employees of the Company in the form of phantom shares as described in Note 29.